OTHER ACCOUNTS RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other accounts receivables [Abstract]
Schedule of Other Accounts Receivables
	December 31,
	2017	2016
	In thousands

Materials for clinical trials and inventory designated for R&D activities	$635	$1,229
Prepaid expenses	822	1,057
Government authorities	563	374
Accrued interest	66	82
Other	46	321

	$2,132	$3,063